Short term borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Short-term borrowings.
Schedule of short term borrowings

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Secured	663,136	—
Unsecured	152,124	289,062
	815,260	289,062